Government Grant Liabilities - Schedule of Government Grant Liabilities (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Government Grant Liabilities [Abstract]
Balance, beginning of year	$ 1,618,343	$ 1,468,296
Current	897,792	829,216	$ 568,807
Non-current	822,352	789,127	899,489
Accretion interest expense	60,460	271,088
Gain on remeasurement due to change in forecast		(86,305)
Foreign exchange gain	41,342	(34,736)
Balance, end of year	$ 1,720,145	$ 1,618,343	$ 1,468,296